[CLIFFORD CHANCE LETTERHEAD]

November 2, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 18
Investment Company Act File No. 811-21977
Amendment No. 19

Ladies and Gentlemen:

On behalf of the PowerShares Exchange-Traded Fund Trust II, a Massachusetts business trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 18 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 19 pursuant to the Investment Company Act of 1940, as amended, relating to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio.

This filing is made pursuant to Rule 485(a). We anticipate filing a subsequent filing to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going effective. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Gregory S. Samuels at (212) 878-3158.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss